Cost of Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of Cost of Revenue [Abstract]
COST OF REVENUE
9.	COST OF REVENUE

Cost of revenue for our cross-board business comprise the cost of products purchased and surcharges on purchase cost. Cost of revenue for our travel services comprise the cost of air-tickets brought from airline or the cost of services provided from local travel firms or persons, the cost for outsourcing the travelling work to certain travel agencies and additional air-ticket return cost paid to customers.

Cost of sales for our retail and wholesale of garment business comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity.

The following table shows a breakdown of cost of sales of all business for the periods presented for each category:

	Year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	(494,357)	83,112	(261,691)
Materials consumed in production	-	-	-
Purchases of finished goods	201,734	1,808,963	1,430,208
Outsourced service cost	77,736,052	50,359,452	-
Additional air-ticket return cost **	965,169	916,678	-
Taxes and surcharges *	1,646	25,032	291
	78,410,244	53,193,237	1,168,808

*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).
**	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;

	Year ended December 31,
	2022	2021	2020
Return paid to customers	23,003,679	8,268,369	-
Return received from airline companies	(22,038,510)	(7,351,691)	-
Additional air-ticket return cost	965,169	916,678	-